UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Oscar S. Schafer      New York, NY                   2/17/09
       ------------------------   ---------------------------    ----------
       [Signature]                [City, State]                  [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    21
                                                -------------

Form 13F Information Table Value Total:              $758,260
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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                                                                   Form 13F INFORMATION TABLE


            COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7      COLUMN 8
-----------------------------  ---------   ----------  --------  ------------------- ----------   --------  ------------------------
                               TITLE OF                 VALUE      SHRS OR  SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
         NAME OF ISSUER         CLASS        CUSIP     (x$1000)    PRN AMT  PRN CALL DISCRETION   MANAGERS    SOLE     SHARED   NONE
-----------------------------  ---------   ----------- --------  ------------------- ----------   --------  ------------------------

CRYOLIFE INC                     COM       228903100    12,329    1,269,693 SH           SOLE               1,269,693    0       0

ENDO PHARMACEUTICALS HLDGS I     COM       29264F205    54,687    2,113,100 SH           SOLE               2,113,100    0       0

ENZON PHARMACEUTICALS INC        COM       293904108     7,195    1,234,200 SH           SOLE               1,234,200    0       0

EXTERRAN HLDGS INC               COM       30225X103    13,593      638,150 SH           SOLE                 638,150    0       0

FIDELITY NATIONAL FINANCIAL      CL A      31620R105    54,494    3,070,091 SH           SOLE               3,070,091    0       0

FIDELITY NATL INFORMATION SV     COM       31620M106    54,904    3,374,549 SH           SOLE               3,374,549    0       0

FLAMEL TECHNOLOGIES SA           SPONSORED 338488109    24,485    6,246,047 SH           SOLE               6,246,047    0       0
                                 ADR

LENDER PROCESSING SVCS INC       COM       52602E102   127,268    4,321,504 SH           SOLE               4,321,504    0       0

MEDIVATION INC                   COM       58501N101    26,088    1,790,514 SH           SOLE               1,790,514    0       0

METAVANTE TECHNOLOGIES INC       COM       591407101    32,033    1,988,395 SH           SOLE               1,988,395    0       0

NOVEN PHARMACEUTICALS INC        COM       670009109    36,239    3,294,435 SH           SOLE               3,294,435    0       0

QUALCOMM INC                     COM       747525103    15,228      425,000 SH           SOLE                 425,000    0       0

REGAL ENTMT GROUP                CL A      758766109    39,395    3,858,500 SH           SOLE               3,858,500    0       0

SALLY BEAUTY HLDGS INC           COM       79546E104    23,864    4,193,994 SH           SOLE               4,193,994    0       0

SHIRE PLC                        SPONSORED 82481R106    47,458    1,059,800 SH           SOLE               1,059,800    0       0
                                 ADR

SMART BALANCE INC                COM       83169Y108    25,145    3,697,745 SH           SOLE               3,697,745    0       0

TIME WARNER INC                  COM       887317105    80,430    7,995,000 SH           SOLE               7,995,000    0       0

ULURU INC                        COM       90403T100     3,272   11,687,415 SH           SOLE              11,687,415    0       0

WYETH                            COM       983024100    42,199    1,125,000 SH           SOLE               1,125,000    0       0

WYNDHAM WORLDWIDE CORP           COM       98310W108    35,583    5,432,443 SH           SOLE               5,432,443    0       0

WYNN RESORTS LTD                 COM       983134107     2,371       56,100 SH           SOLE                  56,100    0       0

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